Summary of Significant Accounting Policies (Tables) - New Academy Holding Company, LLC	12 Months Ended
Feb. 01, 2020
Unaudited basic and diluted pro forma net income per share

The table below sets forth the computation of the Company’s unaudited basic and diluted pro forma net income per share for 2019:

PRO FORMA NET INCOME PER SHARE:
(In thousands, except for share and per share data)	Basic	Diluted
Pro forma net income	$89,942	$89,942

Weighted average shares of common stock outstanding after giving effect to the Reorganization Transactions	72,477,381	74,796,545
Adjustment to weighted average shares of common stock outstanding related to the Distribution	10,535,154	10,535,154

Pro forma weighted average shares of common stock outstanding	83,012,535	85,331,699

Pro forma net income per share	$1.08	$1.05

Property Plant and Equipment Useful Life

Depreciation and amortization is computed using the straight-line method over the asset’s useful life, which is generally determined by asset category as follows:

Leasehold improvements	Lesser of asset useful life or lease term
Software and computer equipment	2–5 years
Other equipment	5–10 years
Furniture and fixtures	7–10 years